Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Assets and Liabilities of the Lessor VIE	The assets and liabilities of the Lessor VIE that most significantly impact the Company’s consolidated balance sheet and the financial statement line items in which they are presented, as of December 31, 2023 and 2022, are as follows:

	December 31,	December 31,
	2022	2023
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$108	$23
Prepaid expenses and other current assets	351	365
Total assets	459	388
Liabilities
Accrued expenses and other liabilities	(602)	(702)
Amounts due to related parties, current	(544)	(569)
Amounts due to related parties, non-current	(48,140)	(41,266)
Total liabilities	$(49,286)	$(42,537)